Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Information regarding operating segments

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)
				(millions)
Year Ended December 31, 2014
Willis GB	$662	$4	$3	$669	$31	$148
Willis Capital, Wholesale and Reinsurance	749	5	12	766	12	224
Willis North America	1,318	1	4	1,323	68	232
Willis International	1,038	6	—	1,044	26	195
Total segments	3,767	16	19	3,802	137	799
Corporate and other(i)	—	—	—	—	9	(152)
Total consolidated	$3,767	$16	$19	$3,802	$146	$647

Year Ended December 31, 2013
Willis GB	$665	$1	$—	$666	$31	$180
Willis Capital, Wholesale and Reinsurance	716	5	—	721	11	221
Willis North America	1,304	2	7	1,313	76	205
Willis International	948	7	—	955	22	181
Total segments	3,633	15	7	3,655	140	787
Corporate and other(i)	—	—	—	—	9	(124)
Total consolidated	$3,633	$15	$7	$3,655	$149	$663

Year Ended December 31, 2012
Willis GB	$629	$—	$—	$629	$28	$203
Willis Capital, Wholesale and Reinsurance	691	7	—	698	10	221
Willis North America	1,244	3	4	1,251	75	221
Willis International	894	8	—	902	22	168
Total segments	3,458	18	4	3,480	135	813
Corporate and other(i)	—	—	—	—	3	(1,038)
Total consolidated	$3,458	$18	$4	$3,480	$138	$(225)

_________________________________

(i)	See the following table for an analysis of the ‘Corporate and other’ line.

Schedule Of Segment Reporting Information By Segment Table [Text Block]

	Years ended December 31,
	2014	2013	2012
	(millions)
Costs of the holding company	$(13)	$(10)	$(4)
Costs related to Group functions, leadership and projects	(171)	(102)	(108)
Non-servicing elements of defined benefit pension	53	42	38
Significant legal and regulatory settlements managed centrally	(2)	(6)	(6)
Restructuring costs relating to the Operational Improvement Program	(17)	—	—
Additional incentive accrual for change in remuneration policy	—	—	(252)
Write-off of unamortized cash retention awards debtor	—	—	(200)
Goodwill impairment charge	—	—	(492)
India joint venture settlement	—	—	(11)
Insurance recovery	—	—	10
Write-off of uncollectible accounts receivable balance in Chicago	—	—	(13)
Expense Reduction Initiative	—	(46)	—
Fees related to the extinguishment of debt	—	(1)	—
Other	(2)	(1)	—
Total Corporate and Other	$(152)	$(124)	$(1,038)

Total consolidated operating income
The following table reconciles total consolidated operating income (loss), as disclosed in the operating segment tables above, to consolidated income from continuing operations before income taxes and interest in earnings of associates.

	Years ended December 31,
	2014	2013	2012
	(millions)
Total consolidated operating income (loss)	$647	$663	$(225)
Other (expense) income, net	6	22	16
Loss on extinguishment of debt	—	(60)	—
Interest expense	(135)	(126)	(128)
Income (loss) before income taxes and interest in earnings of associates	$518	$499	$(337)

Operating segment revenue by product

	Years ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
	Willis GB			Willis CWR			Willis North America			Willis International			Total
	(millions)
Commissions and fees:
Retail insurance services	$184	$185	$189	$90	$89	$82	$1,244	$1,233	$1,175	$1,016	$926	$874	$2,534	$2,433	$2,320
Specialty insurance services	478	480	440	659	627	609	74	71	69	22	22	20	1,233	1,200	1,138
Total commissions and fees	662	665	629	749	716	691	1,318	1,304	1,244	1,038	948	894	3,767	3,633	3,458
Investment income	4	1	—	5	5	7	1	2	3	6	7	8	16	15	18
Other income	3	—	—	12	—	—	4	7	4	—	—	—	19	7	4
Total Revenues	$669	$666	$629	$766	$721	$698	$1,323	$1,313	$1,251	$1,044	$955	$902	$3,802	$3,655	$3,480

Information regarding geographic locations

	Years Ended December 31,
	2014	2013	2012
	(millions)
Commissions and fees(i)
UK	$1,027	$1,026	$980
US	1,592	1,549	1,484
Other(ii)	1,148	1,058	994
Total	$3,767	$3,633	$3,458

	December 31,
	2014	2013
	(millions)
Fixed assets
UK	$232	$233
US	193	203
Other(ii)	58	45
Total	$483	$481

_________________________________

(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and or fixed assets exceed 10 percent of consolidated commissions and fees and or fixed assets, respectively.